SHORT-TERM BORROWINGS - Due to third party (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings	$ 0	¥ 0	¥ 1,081,096
Interest 10.00 Percent and Due on September 8, 2019 [Member]
Short-term Debt [Line Items]
Short-term borrowings			¥ 1,081,096